Other assets (Narrative) (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Other Assets, Noncurrent	$ 2,188	13,244	262